Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000147183
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class A
Trading Symbol	GCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Global Core Equity Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by negative sector selection, with underweights in health care and communication services, and unfavorable allocations in energy and materials contributing to the drag. Security selection had a mixed impact, adding value in financials, consumer-discretionary and real estate, but detracting in health care, energy and materials. Regional selection also detracted from performance, particularly due to underweights in key markets, while currency selection contributed modestly, with gains from select positions partially offset by losses in others.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	MSCI ACWI (net)
06/15	$9,575	$10,000
06/16	$9,250	$9,627
06/17	$11,267	$11,436
06/18	$12,476	$12,662
06/19	$13,718	$13,390
06/20	$13,652	$13,672
06/21	$18,867	$19,041
06/22	$15,142	$16,042
06/23	$17,381	$18,693
06/24	$19,683	$22,316
06/25	$22,660	$25,923

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	15.13%	10.67%	9.00%
Class A (with sales charges)	10.26%	9.71%	8.52%
MSCI ACWI (net)	16.17%	13.65%	9.99%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEAX-A for the most recent performance information.

AssetsNet	$ 2,838,435,075	$ 2,838,435,075
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount	$ 20,813,653
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,838,435,075
# of Portfolio Holdings	63
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$20,813,653

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	25.1%
Financials	17.9%
Consumer Discretionary	14.8%
Industrials	12.5%
Health Care	9.0%
Consumer Staples	6.2%
Communication Services	5.4%
Materials	3.3%
Real Estate	2.6%
Energy	2.6%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Country Breakdown (% of Net Assets)

Value	Value
United States	61.2%
United Kingdom	9.8%
Denmark	4.9%
China	3.8%
Taiwan	3.4%
Japan	3.2%
Ireland	2.3%
Switzerland	2.3%
France	2.0%
South Korea	1.9%
Hong Kong	1.5%
Canada	1.4%
Germany	1.2%
Others	0.5%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$213,787,316	7.5%
Otis Worldwide Corp.	$112,999,248	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$95,482,583	3.4%
Marriott International, Inc./MD - Class A	$95,448,099	3.4%
Asahi Group Holdings Ltd.	$90,111,962	3.2%
Flutter Entertainment PLC	$89,286,855	3.1%
Goldman Sachs Group, Inc. (The)	$84,538,614	3.0%
Amazon.com, Inc.	$79,034,370	2.8%
NVIDIA Corp.	$77,390,138	2.7%
Thermo Fisher Scientific, Inc.	$76,987,528	2.7%
Total	$1,015,066,713	35.8%

Material Fund Change [Text Block]
C000147182
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Advisor Class
Trading Symbol	GCEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCEYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCEYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$84	0.78%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Global Core Equity Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by negative sector selection, with underweights in health care and communication services, and unfavorable allocations in energy and materials contributing to the drag. Security selection had a mixed impact, adding value in financials, consumer-discretionary and real estate, but detracting in health care, energy and materials. Regional selection also detracted from performance, particularly due to underweights in key markets, while currency selection contributed modestly, with gains from select positions partially offset by losses in others.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI ACWI (net)
06/15	$10,000	$10,000
06/16	$9,683	$9,627
06/17	$11,822	$11,436
06/18	$13,124	$12,662
06/19	$14,464	$13,390
06/20	$14,428	$13,672
06/21	$19,989	$19,041
06/22	$16,083	$16,042
06/23	$18,516	$18,693
06/24	$21,017	$22,316
06/25	$24,248	$25,923

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class	15.37%	10.94%	9.26%
MSCI ACWI (net)	16.17%	13.65%	9.99%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCEYX-A for the most recent performance information.

AssetsNet	$ 2,838,435,075	$ 2,838,435,075
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount	$ 20,813,653
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,838,435,075
# of Portfolio Holdings	63
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$20,813,653

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	25.1%
Financials	17.9%
Consumer Discretionary	14.8%
Industrials	12.5%
Health Care	9.0%
Consumer Staples	6.2%
Communication Services	5.4%
Materials	3.3%
Real Estate	2.6%
Energy	2.6%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Country Breakdown (% of Net Assets)

Value	Value
United States	61.2%
United Kingdom	9.8%
Denmark	4.9%
China	3.8%
Taiwan	3.4%
Japan	3.2%
Ireland	2.3%
Switzerland	2.3%
France	2.0%
South Korea	1.9%
Hong Kong	1.5%
Canada	1.4%
Germany	1.2%
Others	0.5%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$213,787,316	7.5%
Otis Worldwide Corp.	$112,999,248	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$95,482,583	3.4%
Marriott International, Inc./MD - Class A	$95,448,099	3.4%
Asahi Group Holdings Ltd.	$90,111,962	3.2%
Flutter Entertainment PLC	$89,286,855	3.1%
Goldman Sachs Group, Inc. (The)	$84,538,614	3.0%
Amazon.com, Inc.	$79,034,370	2.8%
NVIDIA Corp.	$77,390,138	2.7%
Thermo Fisher Scientific, Inc.	$76,987,528	2.7%
Total	$1,015,066,713	35.8%

Material Fund Change [Text Block]
C000147177
Shareholder Report [Line Items]
Fund Name	AB Global Core Equity Portfolio
Class Name	Class C
Trading Symbol	GCECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Core Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/GCECX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/GCECX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.78%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Global Core Equity Portfolio underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI”) (net) (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by negative sector selection, with underweights in health care and communication services, and unfavorable allocations in energy and materials contributing to the drag. Security selection had a mixed impact, adding value in financials, consumer-discretionary and real estate, but detracting in health care, energy and materials. Regional selection also detracted from performance, particularly due to underweights in key markets, while currency selection contributed modestly, with gains from select positions partially offset by losses in others.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	MSCI ACWI (net)
06/15	$10,000	$10,000
06/16	$9,591	$9,627
06/17	$11,586	$11,436
06/18	$12,729	$12,662
06/19	$13,891	$13,390
06/20	$13,728	$13,672
06/21	$18,822	$19,041
06/22	$15,003	$16,042
06/23	$17,094	$18,693
06/24	$19,201	$22,316
06/25	$21,944	$25,923

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	14.28%	9.84%	8.18%
Class C (with sales charges)	13.28%	9.84%	8.18%
MSCI ACWI (net)	16.17%	13.65%	9.99%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/GCECX-A for the most recent performance information.

AssetsNet	$ 2,838,435,075	$ 2,838,435,075
Holdings Count | Holding	63	63
Advisory Fees Paid, Amount	$ 20,813,653
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$2,838,435,075
# of Portfolio Holdings	63
Portfolio Turnover Rate	67%
Total Advisory Fees Paid (Net)	$20,813,653

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	25.1%
Financials	17.9%
Consumer Discretionary	14.8%
Industrials	12.5%
Health Care	9.0%
Consumer Staples	6.2%
Communication Services	5.4%
Materials	3.3%
Real Estate	2.6%
Energy	2.6%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Country Breakdown (% of Net Assets)

Value	Value
United States	61.2%
United Kingdom	9.8%
Denmark	4.9%
China	3.8%
Taiwan	3.4%
Japan	3.2%
Ireland	2.3%
Switzerland	2.3%
France	2.0%
South Korea	1.9%
Hong Kong	1.5%
Canada	1.4%
Germany	1.2%
Others	0.5%
Short-Term Investments	0.2%
Other Assets less Liabilities	0.4%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$213,787,316	7.5%
Otis Worldwide Corp.	$112,999,248	4.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$95,482,583	3.4%
Marriott International, Inc./MD - Class A	$95,448,099	3.4%
Asahi Group Holdings Ltd.	$90,111,962	3.2%
Flutter Entertainment PLC	$89,286,855	3.1%
Goldman Sachs Group, Inc. (The)	$84,538,614	3.0%
Amazon.com, Inc.	$79,034,370	2.8%
NVIDIA Corp.	$77,390,138	2.7%
Thermo Fisher Scientific, Inc.	$76,987,528	2.7%
Total	$1,015,066,713	35.8%

Material Fund Change [Text Block]
C000107480
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class A
Trading Symbol	AUUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.42%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund outperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Investment decisions within financials, communication services and health care added to performance, while sector allocation also contributed, particularly through overweights in consumer-staples and industrials. Industry selection further supported returns, with strong contributions from areas such as tobacco and aerospace & defense.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
06/15	$9,575	$10,000
06/16	$9,742	$10,399
06/17	$11,346	$12,260
06/18	$13,052	$14,023
06/19	$14,237	$15,483
06/20	$14,832	$16,645
06/21	$21,108	$23,436
06/22	$19,413	$20,948
06/23	$22,398	$25,053
06/24	$27,911	$31,204
06/25	$32,587	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A (without sales charges)	16.75%	17.05%	13.03%
Class A (with sales charges)	11.81%	16.04%	12.54%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUAX-A for the most recent performance information.

AssetsNet	$ 311,709,885	$ 311,709,885
Holdings Count | Holding	75	75
Advisory Fees Paid, Amount	$ 2,648,885
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$311,709,885
# of Portfolio Holdings	75
Portfolio Turnover Rate	217%
Total Advisory Fees Paid (Net)	$2,648,885

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	27.4%
Financials	18.2%
Industrials	12.9%
Communication Services	11.8%
Health Care	9.4%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.2%
Materials	0.6%
Short-Term Investments	2.2%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$22,323,671	7.2%
Microsoft Corp.	$21,237,417	6.8%
Apple, Inc.	$13,958,126	4.5%
Berkshire Hathaway, Inc. - Class B	$13,842,016	4.4%
Amazon.com, Inc.	$12,098,920	3.9%
Alphabet, Inc. - Class A	$10,469,119	3.4%
Meta Platforms, Inc. - Class A	$10,126,595	3.3%
Honeywell International, Inc.	$9,137,279	2.9%
3M Co.	$7,922,113	2.5%
Broadcom, Inc.	$7,286,808	2.3%
Total	$128,402,064	41.2%

Material Fund Change [Text Block]
C000107477
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Advisor Class
Trading Symbol	AUUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$127	1.17%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund outperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Investment decisions within financials, communication services and health care added to performance, while sector allocation also contributed, particularly through overweights in consumer-staples and industrials. Industry selection further supported returns, with strong contributions from areas such as tobacco and aerospace & defense.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,191	$10,399
06/17	$11,905	$12,260
06/18	$13,730	$14,023
06/19	$15,012	$15,483
06/20	$15,678	$16,645
06/21	$22,362	$23,436
06/22	$20,614	$20,948
06/23	$23,846	$25,053
06/24	$29,793	$31,204
06/25	$34,857	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Advisor Class	17.00%	17.33%	13.30%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUYX-A for the most recent performance information.

AssetsNet	$ 311,709,885	$ 311,709,885
Holdings Count | Holding	75	75
Advisory Fees Paid, Amount	$ 2,648,885
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$311,709,885
# of Portfolio Holdings	75
Portfolio Turnover Rate	217%
Total Advisory Fees Paid (Net)	$2,648,885

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	27.4%
Financials	18.2%
Industrials	12.9%
Communication Services	11.8%
Health Care	9.4%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.2%
Materials	0.6%
Short-Term Investments	2.2%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$22,323,671	7.2%
Microsoft Corp.	$21,237,417	6.8%
Apple, Inc.	$13,958,126	4.5%
Berkshire Hathaway, Inc. - Class B	$13,842,016	4.4%
Amazon.com, Inc.	$12,098,920	3.9%
Alphabet, Inc. - Class A	$10,469,119	3.4%
Meta Platforms, Inc. - Class A	$10,126,595	3.3%
Honeywell International, Inc.	$9,137,279	2.9%
3M Co.	$7,922,113	2.5%
Broadcom, Inc.	$7,286,808	2.3%
Total	$128,402,064	41.2%

Material Fund Change [Text Block]
C000107481
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class C
Trading Symbol	AUUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.17%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund outperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Investment decisions within financials, communication services and health care added to performance, while sector allocation also contributed, particularly through overweights in consumer-staples and industrials. Industry selection further supported returns, with strong contributions from areas such as tobacco and aerospace & defense.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,098	$10,399
06/17	$11,673	$12,260
06/18	$13,329	$14,023
06/19	$14,431	$15,483
06/20	$14,916	$16,645
06/21	$21,069	$23,436
06/22	$19,237	$20,948
06/23	$22,024	$25,053
06/24	$27,227	$31,204
06/25	$31,550	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C (without sales charges)	15.88%	16.16%	12.18%
Class C (with sales charges)	14.88%	16.16%	12.18%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUCX-A for the most recent performance information.

AssetsNet	$ 311,709,885	$ 311,709,885
Holdings Count | Holding	75	75
Advisory Fees Paid, Amount	$ 2,648,885
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$311,709,885
# of Portfolio Holdings	75
Portfolio Turnover Rate	217%
Total Advisory Fees Paid (Net)	$2,648,885

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	27.4%
Financials	18.2%
Industrials	12.9%
Communication Services	11.8%
Health Care	9.4%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.2%
Materials	0.6%
Short-Term Investments	2.2%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$22,323,671	7.2%
Microsoft Corp.	$21,237,417	6.8%
Apple, Inc.	$13,958,126	4.5%
Berkshire Hathaway, Inc. - Class B	$13,842,016	4.4%
Amazon.com, Inc.	$12,098,920	3.9%
Alphabet, Inc. - Class A	$10,469,119	3.4%
Meta Platforms, Inc. - Class A	$10,126,595	3.3%
Honeywell International, Inc.	$9,137,279	2.9%
3M Co.	$7,922,113	2.5%
Broadcom, Inc.	$7,286,808	2.3%
Total	$128,402,064	41.2%

Material Fund Change [Text Block]
C000107482
Shareholder Report [Line Items]
Fund Name	AB Select US Equity Portfolio
Class Name	Class I
Trading Symbol	AUUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Select US Equity Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AUUIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUUIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the Fund outperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s outperformance was driven primarily by security selection, which contributed positively across multiple sectors. Investment decisions within financials, communication services and health care added to performance, while sector allocation also contributed, particularly through overweights in consumer-staples and industrials. Industry selection further supported returns, with strong contributions from areas such as tobacco and aerospace & defense.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
06/15	$10,000	$10,000
06/16	$10,200	$10,399
06/17	$11,910	$12,260
06/18	$13,738	$14,023
06/19	$15,026	$15,483
06/20	$15,695	$16,645
06/21	$22,384	$23,436
06/22	$20,633	$20,948
06/23	$23,877	$25,053
06/24	$29,830	$31,204
06/25	$34,904	$35,936

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class I	17.01%	17.33%	13.32%
S&P 500 Index	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AUUIX-A for the most recent performance information.

AssetsNet	$ 311,709,885	$ 311,709,885
Holdings Count | Holding	75	75
Advisory Fees Paid, Amount	$ 2,648,885
InvestmentCompanyPortfolioTurnover	217.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$311,709,885
# of Portfolio Holdings	75
Portfolio Turnover Rate	217%
Total Advisory Fees Paid (Net)	$2,648,885

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	27.4%
Financials	18.2%
Industrials	12.9%
Communication Services	11.8%
Health Care	9.4%
Consumer Discretionary	6.2%
Consumer Staples	6.0%
Energy	3.3%
Utilities	2.2%
Materials	0.6%
Short-Term Investments	2.2%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$22,323,671	7.2%
Microsoft Corp.	$21,237,417	6.8%
Apple, Inc.	$13,958,126	4.5%
Berkshire Hathaway, Inc. - Class B	$13,842,016	4.4%
Amazon.com, Inc.	$12,098,920	3.9%
Alphabet, Inc. - Class A	$10,469,119	3.4%
Meta Platforms, Inc. - Class A	$10,126,595	3.3%
Honeywell International, Inc.	$9,137,279	2.9%
3M Co.	$7,922,113	2.5%
Broadcom, Inc.	$7,286,808	2.3%
Total	$128,402,064	41.2%

Material Fund Change [Text Block]
C000230111
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class A
Trading Symbol	SUTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable US Thematic Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly from results, particularly within the health care, financials and industrials sectors. Sector allocation also detracted, with an underweight in communication services and an overweight in health care being significant key detractors. While currency effects were not a factor due to the Fund’s domestic focus, the overall positioning and stock selection within several sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	S&P 500 Index
02/22	$9,575	$10,000
06/22	$7,867	$8,441
06/23	$9,387	$10,095
06/24	$10,826	$12,574
06/25	$11,260	$14,480

Average Annual Return [Table Text Block]
	1 Year	Since Inception 02/01/22
Class A (without sales charges)	4.00%	4.87%
Class A (with sales charges)	-0.43%	3.54%
S&P 500 Index	15.16%	11.44%

Performance Inception Date		Feb. 01, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTAX-A for the most recent performance information.

AssetsNet	$ 42,673,675	$ 42,673,675
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 109,914
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$42,673,675
# of Portfolio Holdings	44
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$109,914

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.8%
Health Care	15.4%
Financials	15.1%
Industrials	13.0%
Consumer Discretionary	4.0%
Consumer Staples	3.9%
Utilities	2.6%
Energy	2.3%
Short-Term Investments	4.1%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,113,432	5.0%
Microsoft Corp.	$2,078,676	4.9%
Broadcom, Inc.	$1,838,310	4.3%
Flex Ltd.	$1,524,357	3.5%
Visa, Inc. - Class A	$1,474,878	3.4%
Rockwell Automation, Inc.	$1,411,723	3.3%
Intercontinental Exchange, Inc.	$1,346,303	3.2%
Veralto Corp.	$1,218,264	2.9%
SAP SE (Sponsored ADR)	$1,179,908	2.8%
AECOM	$1,178,033	2.7%
Total	$15,363,884	36.0%

Material Fund Change [Text Block]
C000180082
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Advisor Class
Trading Symbol	FFTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/FFTYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/FFTYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable US Thematic Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly from results, particularly within the health care, financials and industrials sectors. Sector allocation also detracted, with an underweight in communication services and an overweight in health care being significant key detractors. While currency effects were not a factor due to the Fund’s domestic focus, the overall positioning and stock selection within several sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	S&P 500 Index
06/17	$10,000	$10,000
12/17	$9,910	$9,930
06/18	$11,542	$11,357
06/19	$13,067	$12,541
06/20	$15,050	$13,482
06/21	$21,763	$18,981
06/22	$17,991	$16,966
06/23	$21,507	$20,291
06/24	$24,855	$25,273
06/25	$25,917	$29,106

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 06/28/17
Advisor Class	4.27%	11.48%	12.63%
S&P 500 Index	15.16%	16.64%	14.27%

Performance Inception Date		Jun. 28, 2017
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/FFTYX-A for the most recent performance information.

AssetsNet	$ 42,673,675	$ 42,673,675
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 109,914
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$42,673,675
# of Portfolio Holdings	44
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$109,914

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.8%
Health Care	15.4%
Financials	15.1%
Industrials	13.0%
Consumer Discretionary	4.0%
Consumer Staples	3.9%
Utilities	2.6%
Energy	2.3%
Short-Term Investments	4.1%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,113,432	5.0%
Microsoft Corp.	$2,078,676	4.9%
Broadcom, Inc.	$1,838,310	4.3%
Flex Ltd.	$1,524,357	3.5%
Visa, Inc. - Class A	$1,474,878	3.4%
Rockwell Automation, Inc.	$1,411,723	3.3%
Intercontinental Exchange, Inc.	$1,346,303	3.2%
Veralto Corp.	$1,218,264	2.9%
SAP SE (Sponsored ADR)	$1,179,908	2.8%
AECOM	$1,178,033	2.7%
Total	$15,363,884	36.0%

Material Fund Change [Text Block]
C000236906
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class C
Trading Symbol	SUTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.66%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable US Thematic Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly from results, particularly within the health care, financials and industrials sectors. Sector allocation also detracted, with an underweight in communication services and an overweight in health care being significant key detractors. While currency effects were not a factor due to the Fund’s domestic focus, the overall positioning and stock selection within several sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	S&P 500 Index
05/22	$10,000	$10,000
06/22	$9,160	$9,191
06/23	$10,842	$10,992
06/24	$12,407	$13,692
06/25	$12,806	$15,768

Average Annual Return [Table Text Block]
	1 Year	Since Inception 05/02/22
Class C (without sales charges)	3.22%	8.12%
Class C (with sales charges)	2.38%	8.12%
S&P 500 Index	15.16%	15.43%

Performance Inception Date		May 02, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTCX-A for the most recent performance information.

AssetsNet	$ 42,673,675	$ 42,673,675
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 109,914
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$42,673,675
# of Portfolio Holdings	44
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$109,914

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.8%
Health Care	15.4%
Financials	15.1%
Industrials	13.0%
Consumer Discretionary	4.0%
Consumer Staples	3.9%
Utilities	2.6%
Energy	2.3%
Short-Term Investments	4.1%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,113,432	5.0%
Microsoft Corp.	$2,078,676	4.9%
Broadcom, Inc.	$1,838,310	4.3%
Flex Ltd.	$1,524,357	3.5%
Visa, Inc. - Class A	$1,474,878	3.4%
Rockwell Automation, Inc.	$1,411,723	3.3%
Intercontinental Exchange, Inc.	$1,346,303	3.2%
Veralto Corp.	$1,218,264	2.9%
SAP SE (Sponsored ADR)	$1,179,908	2.8%
AECOM	$1,178,033	2.7%
Total	$15,363,884	36.0%

Material Fund Change [Text Block]
C000230112
Shareholder Report [Line Items]
Fund Name	AB Sustainable US Thematic Portfolio
Class Name	Class Z
Trading Symbol	SUTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Sustainable US Thematic Portfolio (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/SUTZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/SUTZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund's performance?

During the 12-month period ended June 30, 2025, all share classes of the AB Sustainable US Thematic Fund underperformed the S&P 500 Index (the “benchmark”), before sales charges.

The Fund’s underperformance was primarily driven by security selection, which detracted significantly from results, particularly within the health care, financials and industrials sectors. Sector allocation also detracted, with an underweight in communication services and an overweight in health care being significant key detractors. While currency effects were not a factor due to the Fund’s domestic focus, the overall positioning and stock selection within several sectors weighed on relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	S&P 500 Index
02/22	$10,000	$10,000
06/22	$8,226	$8,441
06/23	$9,832	$10,095
06/24	$11,361	$12,574
06/25	$11,851	$14,480

Average Annual Return [Table Text Block]
	1 Year	Since Inception 02/01/22
Class Z	4.31%	5.11%
S&P 500 Index	15.16%	11.44%

Performance Inception Date		Feb. 01, 2022
No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/SUTZX-A for the most recent performance information.

AssetsNet	$ 42,673,675	$ 42,673,675
Holdings Count | Holding	44	44
Advisory Fees Paid, Amount	$ 109,914
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$42,673,675
# of Portfolio Holdings	44
Portfolio Turnover Rate	52%
Total Advisory Fees Paid (Net)	$109,914

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Value	Value
Information Technology	39.8%
Health Care	15.4%
Financials	15.1%
Industrials	13.0%
Consumer Discretionary	4.0%
Consumer Staples	3.9%
Utilities	2.6%
Energy	2.3%
Short-Term Investments	4.1%
Other Assets less Liabilities	-0.2%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$2,113,432	5.0%
Microsoft Corp.	$2,078,676	4.9%
Broadcom, Inc.	$1,838,310	4.3%
Flex Ltd.	$1,524,357	3.5%
Visa, Inc. - Class A	$1,474,878	3.4%
Rockwell Automation, Inc.	$1,411,723	3.3%
Intercontinental Exchange, Inc.	$1,346,303	3.2%
Veralto Corp.	$1,218,264	2.9%
SAP SE (Sponsored ADR)	$1,179,908	2.8%
AECOM	$1,178,033	2.7%
Total	$15,363,884	36.0%

Material Fund Change [Text Block]